Notes to the Balance Sheet - Summary of Contract Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Beginning balance	€ 0	€ 253,000
thereof short-term	19,443,663	0
thereof long-term	0	0
Prepayments Received in the Financial Year	19,444,000	37,109,000
Revenues Recognized in the Reporting Period that was included in the Contract Liability at the Beginning of the Period	0	(253,000)
Revenues Recognized for Received Prepayments and Services Performed in the Financial Year	0	37,109,000
Ending balance	€ 19,444,000	€ 0